CLIENT CONCENTRATIONS (Details - Accounts receivable concentration by customer) - Revenue [Member] - Customer Concentration Risk [Member]	9 Months Ended	12 Months Ended
	Jul. 31, 2026	Oct. 31, 2025
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	30.00%	45.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	30.00%	31.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	17.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%	6.00%
Total Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	94.00%	99.00%